Consolidated Statement of Income - USD ($) shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Interest income
Loans and leases	$ 31,918	$ 34,145	$ 36,470
Debt securities	9,178	9,010	8,203
Federal funds sold and securities borrowed or purchased under agreements to resell	988	1,039	1,229
Trading account assets	4,397	4,561	4,706
Other interest income	3,026	2,959	2,866
Total interest income	49,507	51,714	53,474
Interest expense
Deposits	861	1,080	1,396
Short-term borrowings	2,387	2,579	2,923
Trading account liabilities	1,343	1,576	1,638
Long-term debt	5,958	5,700	6,798
Total interest expense	10,549	10,935	12,755
Net interest income	38,958	40,779	40,719
Noninterest income
Card income	5,959	5,944	5,826
Service charges	7,381	7,443	7,390
Investment and brokerage services	13,337	13,284	12,282
Investment banking income	5,572	6,065	6,126
Equity investment income	261	1,130	2,901
Trading account profits	6,473	6,309	7,056
Mortgage banking income	2,364	1,563	3,874
Gains on sales of debt securities	1,138	1,481	1,380
Other income (loss)	1,522	1,896	(52)
Total noninterest income	44,007	45,115	46,783
Total revenue, net of interest expense	82,965	85,894	87,502
Provision for credit losses	3,161	2,275	3,556
Noninterest expense
Personnel	32,868	33,787	34,719
Occupancy	4,093	4,260	4,475
Equipment	2,039	2,125	2,146
Marketing	1,811	1,829	1,834
Professional fees	2,264	2,472	2,884
Amortization of intangibles	834	936	1,086
Data processing	3,115	3,144	3,170
Telecommunications	823	1,259	1,593
Other general operating	9,887	25,844	17,306
Total noninterest expense	57,734	75,656	69,213
Income before income taxes	22,070	7,963	14,733
Income tax expense	6,234	2,443	4,194
Net income	15,836	5,520	10,539
Preferred stock dividends	1,483	1,044	1,349
Net income applicable to common shareholders	$ 14,353	$ 4,476	$ 9,190
Per common share information
Earnings (in dollars per share)	$ 1.37	$ 0.43	$ 0.86
Diluted earnings (in dollars per share)	1.31	0.42	0.83
Dividends paid (in dollars per share)	$ 0.20	$ 0.12	$ 0.04
Average common shares issued and outstanding (in thousands) (in shares)	10,462,282	10,527,818	10,731,165
Average diluted common shares issued and outstanding (in thousands) (in shares)	11,213,992	10,584,535	11,491,418